SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Credit Loss [Abstract]
Accounts receivable, gross	$ 294,483	$ 300,871
Less: Allowance for credit loss	(139,617)	(133,718)	$ (125,035)	$ (107,013)
Accounts receivable, net	$ 154,866	$ 167,153